Description of Organization and Business Operations (Details) - USD ($)					3 Months Ended	8 Months Ended
	Jun. 26, 2020	Jun. 09, 2020	May 26, 2020	Feb. 12, 2020	Jun. 30, 2020	Sep. 30, 2020
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering			$ 360,000,000
Net proceeds deposited in Trust Account	$ 14,000,000	$ 40,000,000				$ 414,000,000
Aggregate proceeds held in Trust Account	414,000,000	$ 400,000,000				414,222,151
Transaction costs	23,491,852					23,491,852
Underwriting fees	8,280,000
Deferred underwriting fee payable	14,490,000			$ 12,600,000		$ 14,490,000
Other costs	721,852
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Interest on Trust Account that can be held to pay dissolution expenses	$ 100,000			$ 100,000
Private Placement Warrants [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	186,667	533,333
Gross proceeds from initial public offering	$ 280,000	$ 800,000
Share price (in dollars per share)	$ 1.50	$ 1.50	$ 1.50
Warrants issued (in shares)			6,133,333		6,853,333
Gross proceeds from issuance of warrants			$ 9,200,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)					41,400,000
Net proceeds from initial public offering			$ 360,000,000
Net proceeds from initial public offering and private placement per unit (in dollars per share)			$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)			36,000,000	36,000,000
Share price (in dollars per share)			$ 10.00	$ 10.00
Redemption price (in dollars per share)			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,400,000	4,000,000		41,400,000
Gross proceeds from initial public offering	$ 14,000,000	$ 40,000,000
Share price (in dollars per share)	$ 10.00	$ 10.00
Gross proceeds from issuance of warrants				$ 10,280,000
Deferred underwriting fee payable				$ 14,490,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares)	1,400,000	4,000,000		41,400,000
Share price (in dollars per share)	$ 10.00	$ 10.00